UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

ADVISORY RESEARCH FUNDS

Advisory Research All Cap Value Fund (ADVGX)

Advisory Research Emerging Markets Opportunities Fund (ADVMX)

Advisory Research International Small Cap Value Fund (Investor Class - ADVIX)

Advisory Research International Small Cap Value Fund (Class I - ADVLX)

Advisory Research Strategic Income Fund (ADVNX)

SEMI-ANNUAL REPORT

APRIL 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds if you hold your shares directly with the Funds, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Funds, you may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Fund at (888) 665-1414 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports at (888) 665-1414 if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Manager Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

Advisory Research Funds

Each a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments
Advisory Research All Cap Value Fund	1
Advisory Research Emerging Markets Opportunities Fund	4
Advisory Research International Small Cap Value Fund	9
Advisory Research Strategic Income Fund	13
Statements of Assets and Liabilities	19
Statements of Operations	21
Statements of Changes in Net Assets	23
Financial Highlights	27
Notes to Financial Statements	32
Expense Examples	43

This report and the financial statements contained herein are provided for the general information of the shareholders of the Advisory Research Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus

www.advisoryresearch.com

Advisory Research All Cap Value Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.3%
	BANKING — 11.5%
9,398	First Interstate BancSystem, Inc. - Class A	$397,159
21,630	Horizon Bancorp, Inc.	351,920
3,396	JPMorgan Chase & Co.	394,106
		1,143,185
	CHEMICALS — 2.4%
21,674	Element Solutions, Inc. *	235,380

	COMMERCIAL SERVICES — 2.0%
2,550	Brink’s Co.	203,822

	DESIGN, MANUFACTURING & DISTRIBUTION — 3.5%
7,096	Avnet, Inc.	344,937

	DISTRIBUTORS - CONSUMER STAPLES — 2.6%
7,230	Core-Mark Holding Co., Inc.	262,810

	ELECTRICAL EQUIPMENT — 4.0%
4,152	TE Connectivity Ltd.	397,139

	GAMING, LODGING & RESTAURANTS — 4.2%
5,359	Starbucks Corp.	416,287

	HEALTH CARE FACILITIES & SERVICES — 4.3%
827	Anthem, Inc.	217,526
901	UnitedHealth Group, Inc.	209,996
		427,522
	HOME & OFFICE PRODUCTS — 7.2%
7,439	Fortune Brands Home & Security, Inc.	392,630
1,960	Snap-on, Inc.	329,829
		722,459
	INSURANCE — 3.6%
1,649	Berkshire Hathaway, Inc. - Class B *	357,355

	MANUFACTURED GOODS — 3.6%
11,468	TriMas Corp. *	354,705

	MEDIA — 9.7%
325	Alphabet, Inc. - Class A *	389,662
4,994	Fox Corp. *	192,269
2,793	Walt Disney Co.	382,557
		964,488
	MEDICAL EQUIPMENT & DEVICES — 2.9%
3,312	Medtronic PLC	294,139

Advisory Research All Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	OIL, GAS & COAL — 3.1%
2,540	Chevron Corp.	$304,952

	PASSENGER TRANSPORTATION — 4.3%
7,315	Delta Air Lines, Inc.	426,391

	REAL ESTATE — 3.1%
2,753	Howard Hughes Corp. *	305,583

	RETAIL - CONSUMER STAPLES — 2.7%
2,058	Casey’s General Stores, Inc.	272,376

	RETAIL - DISCRETIONARY — 4.0%
7,273	TJX Cos., Inc.	399,142

	SOFTWARE — 3.5%
2,706	Microsoft Corp.	353,404

	SPECIALTY FINANCE — 7.0%
2,923	American Express Co.	342,663
4,366	Discover Financial Services	355,786
		698,449
	TECHNOLOGY SERVICES — 2.4%
2,321	CDW Corp.	245,098

	TRANSPORTATION & LOGISTICS — 3.2%
1,792	Union Pacific Corp.	317,256

	TRANSPORTATION EQUIPMENT — 1.5%
3,161	Allison Transmission Holdings, Inc.	148,124
	TOTAL COMMON STOCKS
	(Cost $6,854,497)	9,595,003

Principal Amount
	SHORT-TERM INVESTMENTS — 3.9%
$385,012	UMB Money Market Fiduciary, 0.25% [1]	385,012
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $385,012)	385,012

	TOTAL INVESTMENTS — 100.2%
	(Cost $7,239,509)	9,980,015

	Liabilities in Excess of Other Assets — (0.2)%	(18,998)
	TOTAL NET ASSETS — 100.0%	$9,961,017

PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research All Cap Value Fund

SUMMARY OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banking	11.5%
Media	9.7%
Home & Office Products	7.2%
Specialty Finance	7.0%
Health Care Facilities & Services	4.3%
Passenger Transportation	4.3%
Gaming, Lodging & Restaurants	4.2%
Retail - Discretionary	4.0%
Electrical Equipment	4.0%
Insurance	3.6%
Manufactured Goods	3.6%
Software	3.5%
Design, Manufacturing & Distribution	3.5%
Transportation & Logistics	3.2%
Real Estate	3.1%
Oil, Gas & Coal	3.1%
Medical Equipment & Devices	2.9%
Retail - Consumer Staples	2.7%
Distributors - Consumer Staples	2.6%
Technology Services	2.4%
Chemicals	2.4%
Commercial Services	2.0%
Transportation Equipment	1.5%
Total Common Stocks	96.3%
Short-Term Investments	3.9%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.9%
	BRAZIL — 8.8%
71,800	Banco ABC Brasil S.A.	$356,153
24,284	Cosan Ltd. - Class A	296,750
159,682	Duratex S.A.	404,794
74,473	Enauta Participacoes S.A.	254,505
167,200	Grendene S.A.	312,986
72,100	Iochpe Maxion S.A.	365,547
118,624	MRV Engenharia e Participacoes S.A.	438,967
		2,429,702
	CANADA — 2.7%
19,617	Fairfax India Holdings Corp. *,[1]	264,829
204,810	Gran Tierra Energy, Inc. *	492,266
		757,095
	CHILE — 1.0%
31,720	Salmones Camanchaca S.A.	275,746

	CHINA — 9.4%
564,000	China Longyuan Power Group Corp. Ltd. - Class H	388,936
70,000	China Pacific Insurance Group Co., Ltd. - Class H	287,273
544,000	China Railway Signal & Communication Corp. Ltd. - Class H [1]	399,464
45,900	ENN Energy Holdings Ltd.	433,800
257,500	Fosun International Ltd.	400,000
958,314	Goodbaby International Holdings Ltd.	272,415
433,532	Red Star Macalline Group Corp. Ltd. - Class H [1]	411,056
		2,592,944
	COLOMBIA — 1.0%
22,320	Bancolombia S.A.	271,989

	HONG KONG — 11.7%
146,000	China Everbright Ltd.	266,166
777,000	Far East Consortium International Ltd.	367,859
325,000	Far East Horizon Ltd.	360,844
39,545	Global Cord Blood Corp.	266,533
119,000	Haier Electronics Group Co., Ltd.	340,214
228,000	NWS Holdings Ltd.	474,133
850,000	Sinopec Kantons Holdings Ltd.	379,806
308,000	WH Group Ltd. [1]	364,431
364,798	Xinyi Glass Holdings Ltd.	417,229
		3,237,215
	INDIA — 8.2%
33,024	Cox & Kings Financial Service Ltd. *	17,971
138,868	Cox & Kings Ltd.	242,227
105,268	GAIL India Ltd.	539,190

Advisory Research Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDIA (Continued)
39,841	Grasim Industries Ltd.	$516,296
234,738	India Grid Trust [1]	278,397
12,881	NIIT Technologies Ltd.	239,609
301,299	Redington India Ltd.	440,961
		2,274,651
	INDONESIA — 2.4%
646,900	Bank Mandiri Persero Tbk P.T. *	352,434
168,375	United Tractors Tbk P.T.	321,534
		673,968
	MALAYSIA — 1.3%
271,400	CIMB Group Holdings Bhd	346,160

	MEXICO — 3.9%
221,000	Concentradora Fibra Danhos S.A. de C.V. - REIT	323,261
291,100	Credito Real S.A.B. de C.V. SOFOM ER	332,132
213,600	Grupo Comercial Chedraui S.A. de C.V.	422,067
		1,077,460
	PHILIPPINES — 2.8%
1,612,900	Alliance Global Group, Inc.	463,094
218,230	Metropolitan Bank & Trust Co.	311,099
		774,193
	POLAND — 1.5%
37,490	Powszechny Zaklad Ubezpieczen S.A.	412,659

	SINGAPORE — 2.1%
324,000	Ascendas India Trust	309,683
32,500	BOC Aviation Ltd. [1]	279,353
		589,036
	SOUTH AFRICA — 5.4%
47,713	Barloworld Ltd.	426,196
57,988	Investec PLC	366,646
42,067	JSE Ltd.	407,849
44,114	Massmart Holdings Ltd.	290,557
		1,491,248
	SOUTH KOREA — 11.5%
19,767	Cheil Worldwide, Inc.	431,254
15,346	i-SENS, Inc.	322,236
11,175	KB Financial Group, Inc.	441,249
6,294	LG Corp.	393,584
597	Lotte Food Co., Ltd.	321,971

Advisory Research Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
21,901	NICE Information Service Co., Ltd.	$262,507
1,416	POSCO	309,939
1,753	Samsung SDI Co., Ltd.	355,940
4,633	Woongjin Coway Co., Ltd.	348,223
		3,186,903
	SPAIN — 1.9%
54,127	Atento S.A. *	197,564
148,543	Prosegur Cash S.A. [1]	319,444
		517,008
	TAIWAN — 12.8%
288,000	Fubon Financial Holding Co., Ltd.	425,604
241,000	Lite-On Technology Corp.	340,041
45,000	MediaTek, Inc.	431,304
124,000	Sinbon Electronics Co., Ltd.	437,908
161,000	Tripod Technology Corp.	516,937
348,440	WPG Holdings Ltd.	459,883
260,398	WT Microelectronics Co., Ltd.	344,043
1,000,000	Yuanta Financial Holding Co., Ltd.	580,010
		3,535,730
	THAILAND — 2.5%
342,325	Bangchak Corp. PCL	348,384
51,300	Bangkok Bank PCL	326,390
		674,774
	TURKEY — 1.0%
1	Turkiye Sise ve Cam Fabrikalari A.S.	1
89,916	Ulker Biskuvi Sanayi A.S.	286,615
		286,616
	UNITED ARAB EMIRATES — 2.3%
231,038	Aramex PJSC	298,767
255,767	Emaar Properties PJSC	335,146
		633,913
	UNITED KINGDOM — 1.7%
21,795	Mondi Ltd.	480,374
	TOTAL COMMON STOCKS
	(Cost $26,990,920)	26,519,384

Advisory Research Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 3.5%
$970,116	UMB Money Market Fiduciary, 0.25%[2]	$970,116
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $970,116)	970,116

	TOTAL INVESTMENTS — 99.4%
	(Cost $27,961,036)	27,489,500

	Other Assets in Excess of Liabilities — 0.6%	156,707
	TOTAL NET ASSETS — 100.0%	$27,646,207

PCL – Public Company Limited

PJSC – Public Joint Stock Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,316,974, which represents 8.38% of total net assets of the Fund.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research Emerging Markets Opportunities Fund

SUMMARY OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Banking	10.0%
Real Estate	8.0%
Oil, Gas & Coal	6.4%
Design, Manufacturing & Distribution	6.1%
Insurance	5.5%
Utilities	4.9%
Construction Materials	4.8%
Consumer Products	4.5%
Hardware	4.4%
Specialty Finance	3.6%
Institutional Financial Services	3.6%
Asset Management	2.9%
Home & Office Products	2.9%
Retail - Consumer Staples	2.6%
Technology Services	2.5%
Containers & Packaging	1.7%
Engineering & Construction Services	1.7%
Semiconductors	1.6%
Media	1.6%
Retail - Discretionary	1.5%
Transportation Equipment	1.4%
Unknown New Bloomberg Industry Group	1.4%
Automotive	1.3%
Distributors - Discretionary	1.2%
Medical Equipment & Devices	1.2%
Metals & Mining	1.2%
Commercial Services	1.2%
Apparel & Textile Products	1.1%
Iron & Steel	1.1%
Transportation & Logistics	1.1%
Leisure Products	1.0%
Health Care Facilities & Services	1.0%
Recreation Facilities & Services	0.9%
Total Common Stocks	95.9%
Short-Term Investments	3.5%
Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.2%
	AUSTRALIA — 4.3%
132,888	Beach Energy Ltd.	$199,281
109,149	Orora Ltd.	233,241
70,402	Tassal Group Ltd.	254,251
		686,773
	DENMARK — 1.7%
8,786	ISS A/S	273,610

	FINLAND — 2.4%
18,148	Kemira OYJ	257,217
22,714	Metsa Board OYJ	127,059
		384,276
	FRANCE — 3.2%
5,271	Alstom S.A.	231,905
15,242	Elis S.A.	272,012
		503,917
	GERMANY — 12.0%
10,177	Deutsche EuroShop A.G.	305,844
3,013	Norma Group S.E.	142,464
10,337	PATRIZIA Immobilien A.G.	215,605
1,845	Rheinmetall A.G.	212,592
12,225	RIB Software S.E.	240,851
4,709	Stroeer S.E. & Co. KGaA	318,211
10,152	TAG Immobilien A.G.	228,618
5,889	Talanx A.G.	235,674
		1,899,859
	HONG KONG — 1.0%
138,890	Xinyi Glass Holdings Ltd.	158,852

	IRELAND — 3.6%
10,758	Smurfit Kappa Group PLC	315,465
29,004	UDG Healthcare PLC	248,987
		564,452
	ITALY — 1.1%
7,651	Buzzi Unicem S.p.A.	170,581

	JAPAN — 28.9%
6,600	Aeon Delight Co., Ltd. [1]	222,216
9,485	Arcs Co., Ltd. [1]	192,286
8,230	Daiseki Co., Ltd. [1]	226,095
6,500	Denka Co., Ltd. [1]	196,270
6,140	DTS Corp. [1]	217,465
3,800	Fukuda Denshi Co., Ltd. [1]	264,716

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
9,900	FULLCAST Holdings Co., Ltd. [1]	$218,329
3,172	HIS Co., Ltd. [1]	101,316
5,768	Hogy Medical Co., Ltd. [1]	188,836
3,860	Horiba Ltd. [1]	233,790
10,480	Kinden Corp. [1]	168,383
4,000	Kobe Bussan Co., Ltd. [1]	159,150
3,560	Koito Manufacturing Co., Ltd. [1]	213,176
4,450	Matsumotokiyoshi Holdings Co., Ltd. [1]	147,343
10,400	Nichias Corp. [1]	201,056
8,000	Nikkon Holdings Co., Ltd. [1]	188,783
10,800	OSG Corp. [1]	217,418
3,490	Paramount Bed Holdings Co., Ltd. [1]	164,001
8,013	Ship Healthcare Holdings, Inc. [1]	329,665
17,000	Sun Frontier Fudousan Co., Ltd. [1]	173,930
6,200	TKC Corp. [1]	242,763
6,077	Toho Holdings Co., Ltd. [1]	142,390
5,287	Zenkoku Hosho Co., Ltd. [1]	185,646
		4,595,023
	LUXEMBOURG — 1.1%
4,449	Corestate Capital Holding S.A.	178,389

	NETHERLANDS — 2.7%
23,048	ForFarmers N.V.	197,061
2,093	Koninklijke DSM N.V.	239,375
		436,436
	NORWAY — 6.2%
2,978	Aker A.S.A.	204,040
19,489	Atea A.S.A.	278,599
29,172	Austevoll Seafood A.S.A.	339,848
7,278	Norway Royal Salmon A.S.A.	157,328
		979,815
	SPAIN — 1.6%
12,383	Ebro Foods S.A.	261,375

	SWEDEN — 10.5%
106,218	Cloetta A.B. - B Shares	324,417
19,378	Dometic Group A.B. [2]	177,032
19,279	Granges A.B.	209,320
7,535	Industrivarden A.B. - C Shares	169,572
35,069	Kungsleden A.B.	266,458
41,649	Nobina A.B. [2]	267,414

Advisory Research International Small Cap Value Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN (Continued)
36,802	Scandi Standard A.B.	$251,877
		1,666,090
	SWITZERLAND — 2.1%
23,284	EFG International A.G.	175,035
12,017	OC Oerlikon Corp. A.G.	157,044
		332,079
	UNITED KINGDOM — 13.8%
11,561	Avon Rubber PLC	222,205
40,568	Beazley PLC	305,675
6,990	Clarkson PLC	236,980
43,451	Clipper Logistics PLC	163,702
10,321	Close Brothers Group PLC	209,249
147,863	Coats Group PLC	166,585
36,791	Domino’s Pizza Group PLC	128,665
49,227	Eurocell PLC	145,858
174,942	Huntsworth PLC	203,023
121,058	Lookers PLC	142,858
17,775	Redrow PLC	143,071
13,974	Safestore Holdings PLC - REIT	117,346
		2,185,217
	TOTAL COMMON STOCKS
	(Cost $15,388,675)	15,276,744

Principal Amount
	SHORT-TERM INVESTMENTS — 3.6%
$566,787	UMB Money Market Fiduciary, 0.25%[3]	566,787
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $566,787)	566,787

	TOTAL INVESTMENTS — 99.8%
	(Cost $15,955,462)	15,843,531

	Other Assets in Excess of Liabilities — 0.2%	39,151
	TOTAL NET ASSETS — 100.0%	$15,882,682

PLC – Public Limited Company

REIT – Real Estate Investment Trust

[1]	This security was deemed temporarily illiquid due to extended holiday market closure. The total temporarily illiquid securities represent 28.9% of Net Assets. Total value of these securities is $4,595,023.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $444,446, which represents 2.80% of total net assets of the Fund.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research International Small Cap Value Fund

SUMMARY OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Consumer Products	9.7%
Real Estate	8.3%
Commercial Services	7.2%
Software	4.8%
Health Care Facilities & Services	4.5%
Chemicals	4.4%
Containers & Packaging	4.3%
Medical Equipment & Devices	3.9%
Asset Management	3.4%
Insurance	3.4%
Media	3.3%
Retail - Consumer Staples	3.1%
Construction Materials	3.0%
Automotive	2.7%
Transportation & Logistics	2.7%
Machinery	2.4%
Engineering & Construction Services	2.3%
Home & Office Products	2.0%
Passenger Transportation	1.7%
Distributors - Consumer Staples	1.6%
Electrical Equipment	1.5%
Transportation Equipment	1.5%
Waste & Environ Services & Equip	1.4%
Aerospace & Defense	1.4%
Technology Services	1.4%
Metals & Mining	1.3%
Banking	1.3%
Oil, Gas & Coal	1.2%
Specialty Finance	1.2%
Leisure Products	1.1%
Apparel & Textile Products	1.0%
Distributors - Discretionary	0.9%
Manufactured Goods	0.9%
Gaming, Lodging & Restaurants	0.8%
Recreation Facilities & Services	0.6%
Total Common Stocks	96.2%
Short-Term Investments	3.6%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 3.6%
	ENERGY — 0.4%
340	Chevron Corp.	$40,820
	FINANCIALS — 2.4%
2,410	Ares Capital Corp.	43,380
1,190	Blackstone Group LP	46,957
1,530	First Hawaiian, Inc.	42,305
980	First Interstate BancSystem, Inc. - Class A	41,415
2,290	Golub Capital BDC, Inc.	42,205
530	JPMorgan Chase & Co.	61,506
		277,768
	HEALTH CARE — 0.4%
300	Johnson & Johnson	42,360

	TECHNOLOGY — 0.4%
370	Texas Instruments, Inc.	43,597
	TOTAL COMMON STOCKS
	(Cost $350,564)	404,545

Principal Amount
	CORPORATE BONDS — 45.0%
	COMMUNICATIONS — 2.8%
$100,000	Pacific Bell Telephone Co. 7.125%, 3/15/2026	118,050
200,000	TWDC Enterprises 18 Corp. 2.450%, 3/4/2022	199,276
		317,326
	CONSUMER DISCRETIONARY — 2.2%
150,000	L Brands, Inc. 5.625%, 10/15/2023	154,687
100,000	Starbucks Corp. 3.500%, 3/1/2028[1]	101,040
		255,727
	CONSUMER STAPLES — 1.3%
150,000	Kroger Co. 3.700%, 8/1/2027[1]	148,242

	FINANCIALS — 24.9%
175,000	Apollo Investment Corp. 5.250%, 3/3/2025	175,107
125,000	Ares Capital Corp. 3.875%, 1/15/2020[1]	125,579
150,000	Bank of America Corp. 6.500%[1,2,3]	164,730

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$240,000	Charles Schwab Corp. 7.000%[1,2,3]	$256,800
150,000	Citigroup, Inc. 6.250%[1,2,3]	160,687
175,000	Goldman Sachs Group, Inc. 5.700%[1,2,3]	175,437
300,000	JPMorgan Chase & Co. 6.750%[1,2,3]	332,343
325,000	M&T Bank Corp. 6.450%[1,2,3]	347,344
	MetLife, Inc.
100,000	5.250%[1,2,3]	101,221
100,000	6.400%, 12/15/2066[1]	110,662
250,000	Northern Trust Corp. 4.600%[1,2,3]	249,375
150,000	Voya Financial, Inc. 5.650%, 5/15/2053[1,3]	150,375
	Wells Fargo & Co.
100,000	6.381%[1,2,3]	100,500
200,000	5.875%[1,2,3]	216,000
145,000	Weyerhaeuser Co. 7.950%, 3/15/2025	174,791
		2,840,951
	HEALTH CARE — 0.8%
90,000	Thermo Fisher Scientific, Inc. 4.150%, 2/1/2024[1]	94,309

	INDUSTRIALS — 3.6%
100,000	Actuant Corp. 5.625%, 6/15/2022[1]	100,750
75,000	Amphenol Corp. 2.200%, 4/1/2020	74,514
100,000	Caterpillar, Inc. 3.900%, 5/27/2021	102,683
125,000	Hexcel Corp. 4.700%, 8/15/2025[1]	131,389
		409,336
	TECHNOLOGY — 6.3%
100,000	Apple, Inc. 3.000%, 2/9/2024[1]	100,959
175,000	Avnet, Inc. 4.625%, 4/15/2026[1]	178,022

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
	CDW LLC / CDW Finance Corp.
$160,000	5.000%, 9/1/2023[1]	$163,552
150,000	5.000%, 9/1/2025[1]	153,938
125,000	Motorola Solutions, Inc. 3.500%, 9/1/2021	126,543
		723,014
	UTILITIES — 3.1%
150,000	Dominion Energy, Inc. 5.750%, 10/1/2054[1,3]	155,580
200,000	Southern Co. 5.500%, 3/15/2057[1,3]	204,006
		359,586
	TOTAL CORPORATE BONDS
	(Cost $5,083,108)	5,148,491

Number of Shares
	EXCHANGE-TRADED FUNDS — 2.9%
3,850	Vanguard Intermediate-Term Corporate Bond ETF	334,911
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $322,713)	334,911

	PREFERRED STOCKS — 20.2%
	CONSUMER DISCRETIONARY — 1.6%
5,000	eBay, Inc. 6.000%, 2/1/2056[1]	129,700
2,000	Stanley Black & Decker, Inc. 5.750%, 7/25/2052[1]	50,420
		180,120
	CONSUMER STAPLES — 1.4%
	CHS, Inc.
2,000	7.100%[1,2,3]	52,500
4,000	7.500%[1,2]	110,200
		162,700
	FINANCIALS — 16.8%
5,000	American Financial Group, Inc. 6.250%, 9/30/2054[1]	130,600
2,000	American International Group, Inc. 5.850%[1,2]	52,000
	Bank of America Corp.
2,000	6.200%[1,2]	52,560
4,000	6.625%[1,2]	102,880

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	FINANCIALS (Continued)
5,000	Capital One Financial Corp. 6.700%[1,2]	$129,050
2,000	Charles Schwab Corp. 6.000%[1,2]	52,460
	Citigroup, Inc.
4,000	6.300%[1,2]	105,040
2,100	6.875%[1,2,3]	58,212
2,500	Fifth Third Bancorp 6.625%[1,2,3]	71,825
4,000	Goldman Sachs Group, Inc. 6.300%[1,2]	104,440
2,246	Hartford Financial Services Group, Inc. 7.875%, 4/15/2042[1,3]	62,102
1,500	JPMorgan Chase & Co. 6.000%[1,2]	40,080
2,200	KeyCorp 6.125%[1,2,3]	60,038
	Morgan Stanley
2,500	6.625%[1,2]	63,675
2,000	7.125%[1,2,3]	55,500
4,000	Newtek Business Services Corp. 6.250%, 3/1/2023[1]	102,720
	Oaktree Capital Group LLC
2,000	6.550%[1,2]	50,380
4,200	6.625%[1,2]	106,470
2,476	PNC Financial Services Group, Inc. 6.125%[1,2,3]	65,887
	Public Storage
4,000	5.875%[1,2]	101,760
2,500	6.000%[1,2]	63,125
5,000	State Street Corp. 6.000%[1,2]	128,300
1,232	U.S. Bancorp 6.500%[1,2,3]	32,956
2,000	Wells Fargo & Co. 6.000%[1,2]	52,680
2,454	Zions Bancorp N.A. 6.950%, 9/15/2028[1,3]	71,362
		1,916,102

Advisory Research Strategic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of April 30, 2019 (Unaudited)

Number of Shares		Value
	PREFERRED STOCKS (Continued)
	UTILITIES — 0.4%
2,000	Southern Co. 6.250%, 10/15/2075[1]	$52,200
	TOTAL PREFERRED STOCKS
	(Cost $2,325,559)	2,311,122

Principal Amount
	U.S. TREASURY SECURITIES — 21.8%
	United States Treasury Note
$200,000	1.500%, 5/31/2020	198,102
100,000	2.125%, 6/30/2021	99,707
150,000	1.375%, 9/30/2023	144,322
150,000	2.125%, 9/30/2024	148,553
200,000	1.625%, 5/15/2026	189,930
650,000	2.250%, 8/15/2027	639,666
100,000	2.875%, 5/15/2028	103,105
200,000	2.625%, 2/15/2029	202,039
375,000	5.375%, 2/15/2031	482,256
	United States Treasury Bond
225,000	4.375%, 5/15/2041	281,725
	TOTAL U.S. TREASURY SECURITIES
	(Cost $2,487,220)	2,489,405
	SHORT-TERM INVESTMENTS — 6.1%
294,179	UMB Money Market Fiduciary, 0.25%, [4]	294,179
200,000	United States Treasury Bill, 0.00%, 6/13/2019	199,429
200,000	United States Treasury Bill, 0.00%, 7/11/2019	199,063
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $692,676)	692,671

	TOTAL INVESTMENTS — 99.6%
	(Cost $11,261,840)	11,381,145

	Other Assets in Excess of Liabilities — 0.4%	50,760
	TOTAL NET ASSETS — 100.0%	$11,431,905

LP – Limited Partnership

[1]	Callable.
[2]	Perpetual security. Maturity date is not applicable.
[3]	Variable rate security.
[4]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Advisory Research Strategic Income Fund

SUMMARY OF INVESTMENTS

As of April 30, 2019 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds
Financials	24.9%
Technology	6.3%
Industrials	3.6%
Utilities	3.1%
Communications	2.8%
Consumer Discretionary	2.2%
Consumer Staples	1.3%
Health Care	0.8%
Total Corporate Bonds	45.0%
Preferred Stocks
Financials	16.8%
Consumer Discretionary	1.6%
Consumer Staples	1.4%
Utilities	0.4%
Total Preferred Stocks	20.2%
Common Stocks
Financials	2.4%
Technology	0.4%
Health Care	0.4%
Energy	0.4%
Total Common Stocks	3.6%
Exchange-Traded Funds	2.9%
U.S. Treasury Securities	21.8%
Short-Term Investments	6.1%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Advisory Research Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2019 (Unaudited)

	All Cap Value Fund	Emerging Markets Opportunities Fund
Assets:
Investments, at cost	$7,239,509	$27,961,036
Foreign currency, at cost	-	36,718
Investments, at value	$9,980,015	$27,489,500
Foreign currency, at value	-	36,685
Receivables:
Investment securities sold	-	92,901
Dividends and interest	1,793	109,708
Due from Advisor	44	-
Prepaid expenses	8,804	9,568
Total assets	9,990,656	27,738,362

Liabilities:
Payables:
Fund shares redeemed	-	24,205
Advisory fees	-	17,001
Auditing fees	8,989	9,050
Legal fees	7,534	2,038
Fund services fees	5,026	29,848
Chief Compliance Officer fees	2,304	2,773
Trustees' deferred compensation (Note 3)	1,980	2,009
Shareholder reporting fees	1,552	1,649
Trustees' fees and expenses	220	1,036
Accrued other expenses	2,034	2,546
Total liabilities	29,639	92,155

Net Assets	$9,961,017	$27,646,207

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$6,698,927	$30,353,442
Total distributable earnings (accumulated deficit)	3,262,090	(2,707,235)
Net Assets	$9,961,017	$27,646,207

Maximum Offering Price per Share:
Shares of beneficial interest issued and outstanding	877,902	3,001,128
Net asset value per share	$11.35	$9.21

Advisory Research Funds

STATEMENTS OF ASSETS AND LIABILITIES - Continued

As of April 30, 2019 (Unaudited)

	International Small Cap Value Fund	Strategic Income Fund
Assets:
Investments, at cost	$15,955,462	$11,261,840
Foreign currency, at cost	-	-
Investments, at value	$15,843,531	$11,381,145
Foreign currency, at value	-	-
Receivables:
Investment securities sold	-	-
Dividends and interest	118,527	79,144
Due from Advisor	-	669
Prepaid expenses	19,132	10,038
Total assets	15,981,190	11,470,996

Liabilities:
Payables:
Fund shares redeemed	48,250	-
Advisory fees	1,072	-
Auditing fees	8,889	9,242
Legal fees	5,413	7,346
Fund services fees	25,360	13,174
Chief Compliance Officer fees	2,219	2,499
Trustees' deferred compensation (Note 3)	2,031	2,011
Shareholder reporting fees	1,804	170
Trustees' fees and expenses	928	1,639
Accrued other expenses	2,542	3,010
Total liabilities	98,508	39,091

Net Assets	$15,882,682	$11,431,905

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$22,277,485	$11,352,490
Total distributable earnings (accumulated deficit)	(6,394,803)	79,415
Net Assets	$15,882,682	$11,431,905

Maximum Offering Price per Share:
Shares of beneficial interest issued and outstanding		1,243,921
Net asset value per share		$9.19

Investor Class:
Net assets applicable to shares outstanding	$9,635,598
Shares of beneficial interest issued and outstanding	746,088
Net asset value per share	$12.91

Class I:
Net assets applicable to shares outstanding	$6,247,084
Shares of beneficial interest issued and outstanding	484,916
Net asset value per share	$12.88

Advisory Research Funds

STATEMENTS OF OPERATIONS

For the Six Months Ended April 30, 2019 (Unaudited)

	All Cap Value Fund	Emerging Markets Opportunities Fund
Investment income:
Dividends (net of foreign withholdings taxes of $0 and $39,805, respectively)	$190,409	$333,176
Interest	361	1,096
Total investment income	190,770	334,272

Expenses:
Advisory fees	37,816	134,956
Fund services fees	12,909	50,064
Registration fees	9,939	9,565
Auditing fees	9,041	9,040
Legal fees	5,903	5,384
Trustees' fees and expenses	3,645	3,700
Miscellaneous	2,300	1,800
Chief Compliance Officer fees	1,247	1,091
Shareholder reporting fees	1,010	3,222
Insurance fees	670	693
Shareholder servicing fees (Note 7)	-	-
Total expenses	84,480	219,515
Advisory fees waived	(34,051)	(37,325)
Other expenses absorbed	-	-
Net expenses	50,429	182,190
Net investment income	140,341	152,082

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	449,828	(397,109)
Foreign currency transactions	-	(18,882)
Net realized gain (loss)	449,828	(415,991)
Net change in unrealized appreciation/depreciation on:
Investments	358,696	1,782,974
Foreign currency translations	-	(440)
Net change in unrealized appreciation/depreciation	358,696	1,782,534
Net realized and unrealized gain	808,524	1,366,543

Net Increase in Net Assets from Operations	$948,865	$1,518,625

See accompanying Notes to Financial Statements.

Advisory Research Funds

STATEMENTS OF OPERATIONS - Continued

For the Six Months Ended April 30, 2019 (Unaudited)

	International Small Cap Value Fund	Strategic Income Fund
Investment income:
Dividends (net of foreign withholdings taxes of $16,324 and $0, respectively)	$189,589	$97,510
Interest	458	145,982
Total investment income	190,047	243,492

Expenses:
Advisory fees	75,618	37,407
Fund services fees	46,303	21,472
Registration fees	17,715	10,294
Auditing fees	9,040	9,240
Legal fees	5,620	4,769
Trustees' fees and expenses	2,631	3,663
Miscellaneous	2,277	2,091
Chief Compliance Officer fees	1,963	924
Shareholder reporting fees	2,979	1,578
Insurance fees	674	665
Shareholder servicing fees (Note 7)	3,469	-
Total expenses	168,289	92,103
Advisory fees waived	(68,198)	(37,407)
Other expenses absorbed	-	(6,602)
Net expenses	100,091	48,094
Net investment income	89,956	195,398

Realized and Unrealized Gain (Loss):
Net realized loss on:
Investments	(2,143,323)	(36,904)
Foreign currency transactions	(7,923)	-
Net realized loss	(2,151,246)	(36,904)
Net change in unrealized appreciation/depreciation on:
Investments	2,603,683	339,321
Foreign currency translations	18,712	-
Net change in unrealized appreciation/depreciation	2,622,395	339,321
Net realized and unrealized gain	471,149	302,417

Net Increase in Net Assets from Operations	$561,105	$497,815

See accompanying Notes to Financial Statements.

Advisory Research All Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$140,341	$50,700
Net realized gain on investments	449,828	2,872,192
Net change in unrealized appreciation/depreciation on investments	358,696	(1,665,371)
Net increase in net assets resulting from operations	948,865	1,257,521

Distributions to Shareholders:
Distributions	(2,940,026)	(1,390,048)
Total distributions to shareholders	(2,940,026)	(1,390,048)

Capital Transactions:
Net proceeds from shares sold	594,338	287,714
Reinvestment of distributions	2,940,026	1,042,232
Cost of shares redeemed[1]	(2,157,207)	(6,225,440)
Net increase (decrease) in net assets from capital transactions	1,377,157	(4,895,494)

Total decrease in net assets	(614,004)	(5,028,021)

Net Assets:
Beginning of period	10,575,021	15,603,042
End of period	$9,961,017	$10,575,021
Capital Share Transactions:
Shares sold	45,157	19,712
Shares reinvested	315,115	72,986
Shares redeemed	(200,423)	(430,733)
Net increase (decrease) in capital share transactions	159,849	(338,035)

[1]	Net of redemption fee proceeds of $0 and $27, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Emerging Markets Opportunities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$152,082	$360,047
Net realized gain (loss) on investments and foreign currency transactions	(415,991)	1,673,552
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	1,782,534	(6,735,707)
Net increase (decrease) in net assets resulting from operations	1,518,625	(4,702,108)

Distributions to Shareholders:
Distributions	(382,468)	(1,009,907)
Total distributions to shareholders	(382,468)	(1,009,907)

Capital Transactions:
Net proceeds from shares sold	2,132,853	2,502,667
Reinvestment of distributions	369,612	992,379
Cost of shares redeemed[1]	(2,782,389)	(4,062,738)
Net decrease in net assets from capital transactions	(279,924)	(567,692)

Total increase (decrease) in net assets	856,233	(6,279,707)

Net Assets:
Beginning of period	26,789,974	33,069,681
End of period	$27,646,207	$26,789,974
Capital Share Transactions:
Shares sold	237,288	243,162
Shares reinvested	43,586	94,064
Shares redeemed	(310,142)	(386,006)
Net decrease in capital share transactions	(29,268)	(48,780)

[1]	Net of redemption fee proceeds of $0 and $435, respectively.

See accompanying Notes to Financial Statements.

Advisory Research International Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$89,956	$316,211
Net realized loss on investments and foreign currency transactions	(2,151,246)	(335)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	2,622,395	(5,986,975)
Net increase (decrease) in net assets resulting from operations	561,105	(5,671,099)

Distributions to Shareholders:
Distributions:
Investor Class	(237,734)	(708,415)
Class I	(92,617)	(230,486)
Total distributions to shareholders	(330,351)	(938,901)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	898,986	42,600,738
Class I	1,699,056	3,108,877
Reinvestment of distributions:
Investor Class	235,982	688,223
Class I	65,621	154,155
Cost of shares redeemed:
Investor Class [1]	(12,371,973)	(29,267,055)
Class I [2]	(414,106)	(1,832,563)
Net increase (decrease) in net assets from capital transactions	(9,886,434)	15,452,375

Total increase (decrease) in net assets	(9,655,680)	8,842,375

Net Assets:
Beginning of period	25,538,362	16,695,987
End of period	$15,882,682	$25,538,362
Capital Share Transactions:
Shares sold:
Investor Class	71,846	2,992,158
Class I	144,391	220,872
Shares reinvested:
Investor Class	21,414	51,321
Class I	5,976	11,504
Shares redeemed:
Investor Class	(1,011,236)	(2,311,219)
Class I	(35,843)	(147,321)
Net increase (decrease) in capital share transactions	(803,452)	817,315

[1]	Net of redemption fees of $17,187 and $32,976, respectively.
[2]	Net of redemption fees of $830 and $0, respectively.

See accompanying Notes to Financial Statements.

Advisory Research Strategic Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended April 30, 2019 (Unaudited)	For the Year Ended October 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$195,398	$398,299
Net realized loss on investments	(36,904)	(17,438)
Net change in unrealized appreciation/depreciation on investments	339,321	(550,506)
Net increase (decrease) in net assets resulting from operations	497,815	(169,645)

Distributions to Shareholders:
Distributions	(228,933)	(409,008)
Total distributions to shareholders	(228,933)	(409,008)

Capital Transactions:
Net proceeds from shares sold	1,181,690	2,556,220
Reinvestment of distributions	228,497	349,804
Cost of shares redeemed[1]	(650,109)	(2,730,767)
Net increase in net assets from capital transactions	760,078	175,257

Total increase (decrease) in net assets	1,028,960	(403,396)

Net Assets:
Beginning of period	10,402,945	10,806,341
End of period	$11,431,905	$10,402,945
Capital Share Transactions:
Shares sold	129,979	279,388
Shares reinvested	25,392	38,013
Shares redeemed	(71,351)	(299,304)
Net increase in capital share transactions	84,020	18,097

[1]	Net of redemption fee proceeds of $0 and $2,017, respectively.

See accompanying Notes to Financial Statements.

Advisory Research All Cap Value Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$14.73	$14.77	$12.99	$15.02	$17.07	$16.22
Income from investment operations:
Net investment income[1]	0.16	0.06	0.06	0.09	0.11	0.08
Net realized and unrealized gain (loss)	0.48	1.27	2.68	0.26	(0.31)	1.66
Total from investment operations	0.64	1.33	2.74	0.35	(0.20)	1.74

Less Distributions:
From net investment income	(0.07)	(0.05)	(0.09)	(0.13)	(0.08)	(0.05)
From net realized gain	(3.95)	(1.32)	(0.87)	(2.28)	(1.77)	(0.84)
Total distributions	(4.02)	(1.37)	(0.96)	(2.41)	(1.85)	(0.89)

Redemption fee proceeds[1]	-	- [2]	- [2]	0.03	- [2]	- [2]
Net asset value, end of period	$11.35	$14.73	$14.77	$12.99	$15.02	$17.07

Total return[3]	10.23%[4]	9.33%	21.93%	3.57%	(1.10)%	11.18%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$10.0	$10.6	$15.6	$20.9	$29.4	$60.3

Ratio of expenses to average net assets:[5]
Before fees waived and expenses absorbed	1.68%[6]	1.78%	1.74%	1.52%	1.23%	1.14%
After fees waived and expenses absorbed	1.00%[6]	1.00%	1.00%	1.00%	1.00%	1.03%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	2.11%[6]	(0.39)%	(0.29)%	0.18%	0.49%	0.39%
After fees waived and expenses absorbed	2.79%[6]	0.39%	0.45%	0.70%	0.72%	0.50%

Portfolio turnover rate	18%[4]	42%	31%	51%	56%	44%

[1]	Based on average shares method.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	Prior to January 1, 2014, the Advisor had contractually agreed to limit the operating expenses of the All Cap Value Fund to 1.20%. Effective January 1, 2014, the Advisor has contractually agreed to limit the operating expenses to 1.00%.

[6]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research Emerging Markets Opportunities Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,				For the Period November 01, 2013* through October 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.84	$10.74	$9.33	$8.78	$10.58	$10.00
Income from investment operations:
Net investment income[1]	0.05	0.12	0.18	0.17	0.12	0.09
Net realized and unrealized gain (loss)	0.45	(1.69)	1.42	0.54	(1.46)	0.50
Total from investment operations	0.50	(1.57)	1.60	0.71	(1.34)	0.59

Less Distributions:
From net investment income	(0.13)	(0.33)	(0.19)	(0.16)	(0.16)	(0.01)
From net realized gain	-	-	-	-	(0.30)	-
Total distributions	(0.13)	(0.33)	(0.19)	(0.16)	(0.46)	(0.01)

Redemption fee proceeds[1]	-	- [2]	- [2]	- [2]	- [2]	- [2]
Net asset value, end of period	$9.21	$8.84	$10.74	$9.33	$8.78	$10.58

Total return[3]	5.76%[4]	(15.20)%	17.76%	8.30%	(12.89)%	5.87%[4]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$27.6	$26.8	$33.1	$29.4	$30.2	$25.0

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.63%[5]	1.87%	1.92%	1.93%	1.94%	2.63%[5]
After fees waived and expenses absorbed	1.35%[5]	1.35%	1.35%	1.35%	1.35%	1.35%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.85%[5]	0.62%	1.21%	1.33%	0.75%	(0.37)%[5]
After fees waived and expenses absorbed	1.13%[5]	1.14%	1.78%	1.91%	1.34%	0.91%[5]

Portfolio turnover rate	22%[4]	69%	69%	32%	51%	67%[4]

*	Commencement of operations.

[1]	Based on average shares method.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research International Small Cap Value Fund

FINANCIAL HIGHLIGHTS

Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$12.55	$13.72	$11.34	$11.15	$12.53	$12.98
Income from Investment Operations:
Net investment income [1]	0.06	0.14	0.17	0.11	0.15	0.16
Net realized and unrealized gain (loss)	0.51	(0.52)	2.35	0.36	(0.54)	0.18
Total from investment operations	0.57	(0.38)	2.52	0.47	(0.39)	0.34

Less Distributions:
From net investment income	(0.23)	(0.81)	(0.14)	(0.13)	(0.16)	(0.30)
From net realized gain	-	-	-	(0.15)	(0.83)	(0.49)
Total distributions	(0.23)	(0.81)	(0.14)	(0.28)	(0.99)	(0.79)

Redemption fee proceeds[1]	0.02	0.02	- [2]	- [2]	- [2]	- [2]
Net increase from payments by affiliates (Note 3)	-	-	- [2,3]	- [2,3]	-	-
Net asset value, end of period	$12.91	$12.55	$13.72	$11.34	$11.15	$12.53

Total return[4]	4.99%[5]	(2.95)%	22.42%	4.43%	(2.94)%	2.84%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$9.6	$20.9	$12.8	$11.7	$34.4	$31.8

Ratio of expenses to average net assets:[6]
Before fees waived and expenses absorbed	2.02%[7]	1.80%	1.84%	1.46%	1.24%	1.27%
After fees waived and expenses absorbed	1.21%[7]	1.22%	1.20%	1.18%	1.19%	1.19%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.24%[7]	0.42%	0.75%	0.79%	1.27%	1.17%
After fees waived and expenses absorbed	1.05%[7]	1.00%	1.39%	1.07%	1.32%	1.25%

Portfolio turnover rate	26%[5]	147%	50%	32%	38%	39%

[1]	Based on average shares method.

[2]	Amount represents less than $0.01 per share.

[3]	Reimbursement had no impact to the Fund's Performance (see Note 3).

[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[5]	Not annualized.

[6]	Prior to April 1, 2013, the Advisor had contractually agreed to limit the operating expenses of the International Small Cap Value Fund Investor Class to 1.35%. For the period April 1, 2013 through December 31, 2013, the Advisor had contractually agreed to limit the operating expenses of the Investor Class to 1.25%. Effective January 1, 2014, the Advisor has contractually agreed to limit the operating expenses of the Investor Class to 1.30%.

[7]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research International Small Cap Value Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,				For the Period December 31, 2013* through October 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$12.55	$13.72	$11.35	$11.16	$12.54	$12.44
Income from Investment Operations:
Net investment income[1]	0.07	0.15	0.17	0.12	0.16	0.18
Net realized and unrealized gain (loss)	0.50	(0.50)	2.35	0.35	(0.54)	(0.08)
Total from investment operations	0.57	(0.35)	2.52	0.47	(0.38)	0.10

Less Distributions:
From net investment income	(0.24)	(0.82)	(0.15)	(0.13)	(0.17)	-
From net realized gain	-	-	-	(0.15)	(0.83)	-
Total distributions	(0.24)	(0.82)	(0.15)	(0.28)	(1.00)	-

Redemption fee proceeds[1]	- [2]	-	- [2]	- [2]	- [2]	- [2]
Net increase from payments by affiliates (Note 3)	-	-	- [2,3]	- [2,3]	-	-
Net asset value, end of period	$12.88	$12.55	$13.72	$11.35	$11.16	$12.54

Total return[4]	4.90%[5]	(2.96)%	22.46%	4.47%	(2.90)%	0.80%[5]

Ratios and Supplemental Data:
Net assets, end of period (millions)	$6.2	$4.6	$3.9	$39.3	$135.9	$110.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.96%[6]	1.73%	1.79%	1.43%	1.20%	1.23%[6]
After fees waived and expenses absorbed	1.15%[6]	1.15%	1.15%	1.15%	1.15%	1.15%[6]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	0.30%[6]	0.49%	0.80%	0.82%	1.31%	1.55%[6]
After fees waived and expenses absorbed	1.11%[6]	1.07%	1.44%	1.10%	1.36%	1.63%[6]

Portfolio turnover rate	26%[5]	147%	50%	32%	38%	39%[5]

*	Commencement of operations.

[1]	Based on average shares method.

[2]	Amount represents less than $0.01 per share.

[3]	Reimbursement had no impact to the Fund's Performance (see Note 3).

[4]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[5]	Not annualized.

[6]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research Strategic Income Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$8.97	$9.46	$9.47	$9.70	$9.85	$9.68
Income from investment operations:
Net investment income[1]	0.16	0.35	0.39	0.40	0.44	0.46
Net realized and unrealized gain (loss)	0.25	(0.49)	(0.04)	(0.08)	(0.11)	0.23
Total from investment operations	0.41	(0.14)	0.35	0.32	0.33	0.69

Less Distributions:
From net investment income	(0.19)	(0.34)	(0.36)	(0.42)	(0.43)	(0.45)
From net realized gain	-	(0.01)	-	(0.13)	(0.05)	(0.07)
Total distributions	(0.19)	(0.35)	(0.36)	(0.55)	(0.48)	(0.52)

Redemption fee proceeds[1]	-	- [2]	- [2]	- [2]	-	- [2]
Net asset value, end of period	$9.19	$8.97	$9.46	$9.47	$9.70	$9.85

Total return[3]	4.66%[4]	(1.43)%	3.83%	3.42%	3.42%	7.40%

Ratios and Supplemental Data:
Net assets, end of period (millions)	$11.4	$10.4	$10.8	$12.5	$30.3	$99.1

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.72%[5]	2.27%	2.49%	1.99%	1.12%	0.97%
After fees waived and expenses absorbed	0.90%[5]	0.90%	0.90%	0.91%	0.90%	0.90%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	2.83%[5]	2.41%	2.53%	3.19%	4.24%	4.64%
After fees waived and expenses absorbed	3.65%[5]	3.78%	4.12%	4.27%	4.46%	4.71%

Portfolio turnover rate	17%[4]	48%	64%	63%	26%	28%

[1]	Based on average shares method.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

[4]	Not annualized.

[5]	Annualized.

See accompanying Notes to Financial Statements.

Advisory Research Funds

NOTES TO FINANCIAL STATEMENTS

April 30, 2019 (Unaudited)

Note 1 – Organization

Advisory Research All Cap Value Fund (the “All Cap Value Fund”), Advisory Research Emerging Markets Opportunities Fund (the “Emerging Markets Opportunities Fund”), Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”), and Advisory Research Strategic Income Fund (the “Strategic Income Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Advisory Research Funds are diversified funds. The All Cap Value Fund, Emerging Markets Opportunities Fund, and International Small Cap Value Fund’s primary investment objective is to provide long-term capital appreciation. The Strategic Income Fund’s primary investment objective is to seek high current income and long term capital appreciation. The All Cap Value Fund commenced investment operations on November 16, 2009, the Emerging Markets Opportunities Fund commenced investment operations on November 1, 2013, the International Small Cap Value Fund commenced investment operations on March 31, 2010, and the Strategic Income Fund commenced investment operations on December 31, 2012. Each of the Funds is authorized to issue a single class of shares except for the International Small Cap Value Fund. The International Small Cap Value Fund is authorized to issue two classes of shares: Investor Class shares and Class I shares. Class I shares of the International Small Cap Value Fund commenced operations on December 31, 2013.

The shares of each class represent an interest in the same portfolio of investments of the International Small Cap Value Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Strategic Income Fund commenced operations on December 31, 2012, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $116,694,966 transfer of shares of the Fund in exchange for the net assets of the Advisory Research Value Income Fund, L.P., a Delaware limited partnership (the “Income Partnership”). This exchange was nontaxable, whereby the Strategic Income Fund issued 11,669,376 shares for the net assets of the Income Partnership on December 31, 2012. The investment portfolio of the Income Partnership with a fair value of $113,501,578 (identified cost of investment transferred were $107,998,531) and cash were the primary assets received by the Strategic Income Fund. For financial reporting purposes, assets received and shares issued by the Strategic Income Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Strategic Income Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes. The Strategic Income Fund assumed $150,098 in net liabilities as part of this exchange.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Advisory Research Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019 (Unaudited)

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Preferred Stocks

Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

(c) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities. Each ETF in which each Fund invests are subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk, and risks associated with fixed-income securities.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and Expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Advisory Research Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019 (Unaudited)

(e) Foreign Currency Translation

The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(f) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended October 31, 2015 – 2018, and as of and during the six months ended April 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Advisory Research Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019 (Unaudited)

(g) Distributions to Shareholders

The Funds will make distributions of net investment income and capital gains, if any, at least annually, except for the Strategic Income Fund which will distribute net investment income, if any, monthly. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Advisory Research, Inc., a wholly owned subsidiary of Piper Jaffray Companies (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the following annual rates based on the average daily net assets of the Funds:

All Cap Value Fund	0.75%
Emerging Markets Opportunities Fund	1.00%
International Small Cap Value Fund	0.90%
Strategic Income Fund	0.70%

The Funds’ Advisor has contractually agreed to waive its fee and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed the following levels:

Expense Limit as a % of average daily net assets effective January 1, 2014
All Cap Value Fund	1.00%
Emerging Markets Opportunities Fund	1.35%
International Small Cap Value Fund - Investor Class	1.30%
International Small Cap Value Fund - Class I	1.15%
Strategic Income Fund	0.90%

This agreement is in effect until February 29, 2020 and it may be terminated before that date only by the Trust’s Board of Trustees. The Advisor waived fees and absorbed other expenses for the six months ended April 30, 2019 as stated below:

All Cap Value Fund	$34,051
Emerging Markets Opportunities Fund	37,325
International Small Cap Value Fund	68,198
Strategic Income Fund	44,009

Advisory Research Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019 (Unaudited)

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At April 30, 2019, the amount of these potentially recoverable expenses was $183,583. The Advisor may recapture all or a portion of the following amounts no later than October 31, of the years stated below:

	All Cap Value Fund	Emerging Markets Opportunities Fund	International Small Cap Value Fund	Strategic Income Fund
2019	$124,959	$165,986	$247,911	$156,971
2020	132,929	177,705	233,744	150,946
2021	102,041	164,923	180,825	144,616
2022	34,051	37,325	68,198	44,009
Total	$393,980	$545,339	$730,678	$496,542

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, N.A., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended April 30, 2019 are reported on the Statements of Operations as Fund services fees.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the six months ended April 30, 2019, each Fund’s allocated fees paid to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statements of Operations.

The Funds’ Board of Trustees had adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the six months ended April 30, 2019, are reported on the Statements of Operations.

Advisory Research Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019 (Unaudited)

The Advisor reimbursed the International Small Cap Value Fund $3,956 for losses from trade errors during the fiscal year ended October 31, 2017. This amount is reported on the Fund’s Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the Fund’s performance.

An affiliate reimbursed the International Small Cap Value Fund $234 for losses caused by a processing error during the fiscal year ended October 31, 2016. This amount is reported on the Fund’s Financial Highlights under the caption “Net increase from payment by affiliates.” This reimbursement had no impact to the Fund’s performance.

Note 4 – Federal Income Taxes

At April 30, 2019, gross unrealized appreciation (depreciation) on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All Cap Value Fund	Emerging Markets Opportunities Fund	International Small Cap Value Fund	Strategic Income Fund
Cost of investments	$7,292,749	$27,980,960	$16,493,721	$11,267,686

Gross unrealized appreciation	$2,765,356	$2,401,913	$850,081	$206,889
Gross unrealized depreciation	(78,090)	(2,893,373)	(1,500,271)	(93,430)
Net unrealized appreciation (depreciation) on investments	$2,687,266	$(491,460)	$(650,190)	$113,459

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

At October 31, 2018, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, the capital loss carryforwards are as follows:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Emerging Markets Opportunities Fund	$536,390	$1,079,254	$1,615,644
International Small Cap Value Fund	3,659,911	-	3,659,911
Strategic Income Fund	5,277	-	5,277

The Emerging Markets Opportunities Fund and International Small Cap Value Fund utilized $1,393,057 and $365,699, respectively, of non-expiring capital loss carryforwards during the year ended October 31, 2018.

Advisory Research Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019 (Unaudited)

As October 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

	All Cap Value Fund	Emerging Markets Opportunities Fund	International Small Cap Value Fund	Strategic Income Fund
Undistributed ordinary income	$297,929	$329,311	$330,344	$35,866
Undistributed long-term capital gains	2,626,410	-	-	-
Tax accumulated earnings	2,924,339	329,311	330,344	35,866

Accumulated capital and other losses	-	(1,615,644)	(3,659,911)	(5,277)
Unrealized appreciation (depreciation) on investments	2,328,912	(2,557,152)	(3,276,764)	(220,056)
Unrealized appreciation (depreciation) on foreign currency translations	-	93	(19,226)	-
Total accumulated earnings (deficit)	$5,253,251	$(3,843,392)	$(6,625,557)	$(189,467)

The tax character of distributions paid during the fiscal year ended October 31, 2018 and 2017 were as follows:

	All Cap Value Fund		Emerging Markets Opportunities Fund
	2018	2017	2018	2017
Distributions paid from:
Ordinary income	$100,506	$140,173	$1,009,907	$624,287
Net long-term capital gains	1,289,542	1,359,963	-	-
Total taxable distributions	1,390,048	1,500,136	1,009,907	624,287
Total distributions paid	$1,390,048	$1,500,136	$1,009,907	$624,287

	International Small Cap Value Fund		Strategic Income Fund
	2018	2017	2018	2017
Distributions paid from:
Ordinary income	$938,901	$639,131	$392,258	$366,157
Net long-term capital gains	-	-	16,750	816
Total taxable distributions	938,901	639,131	409,008	366,973
Total distributions paid	$938,901	$639,131	$409,008	$366,973

Advisory Research Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019 (Unaudited)

Note 5 – Redemption Fee

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase. For the six months ended April 30, 2019 and the year ended October 31, 2018, redemption fees were as follows:

	April 30, 2019	October 31, 2018
All Cap Value Fund	$-	$27
Emerging Markets Opportunities Fund	-	435
International Small Cap Value Fund	18,017	32,976
Strategic Income Fund	-	2,017

Note 6 – Investment Transactions

For the six months ended April 30, 2019, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
All Cap Value Fund	$1,789,074	$3,316,636
Emerging Markets Opportunities Fund	5,811,766	6,408,491
International Small Cap Value Fund	4,457,469	15,490,659
Strategic Income Fund	2,372,274	1,676,195

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the International Small Cap Value Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of the International Small Cap Value Fund’s Investor Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the six months ended April 30, 2019, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Loan and Pledge Agreement

The Funds together with other Advisory Research MLP Funds managed by the Advisor (together “Advisory Research Funds”) have entered into a $15 million Senior Secured Revolving Credit Facility (“Facility”) with UMB Bank n.a. (“UMB Loan Agreement”). Each Fund is permitted to borrow up to the lesser of one-third of its total assets, or the maximum amount permitted subject to each Fund’s investment limitations. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each borrower. The loan is fully collateralized throughout the term of the loan with securities or other assets of each Fund that has an aggregate market value of at least three times the loan balance. Securities that have been pledged as collateral for the loan are indicated in the Schedules of Investments (if any). Borrowings under the UMB Loan Agreement are charged interest at a calculated rate computed by UMB Bank n.a. based on the London Interbank Offered Rate (LIBOR) rate plus 1.00%, adjusting monthly. The Funds did not borrow under the line of credit agreement for the six months ended April 30, 2019.

Note 9 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Advisory Research Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019 (Unaudited)

Note 10 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2019, in valuing the Funds’ assets carried at fair value:

All Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$9,595,003	$-	$-	$9,595,003
Short-Term Investments	385,012	-	-	385,012
Total Investments	$9,980,015	$-	$-	$9,980,015

[1]	For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Advisory Research Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019 (Unaudited)

Emerging Markets Opportunities Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$-	$431,254	$-	$431,254
Consumer Discretionary	1,738,138	901,885	-	2,640,023
Consumer Staples	1,321,210	640,177	-	1,961,387
Energy	1,043,521	728,190	-	1,771,711
Financials	2,644,711	6,650,595	-	9,295,306
Health Care	266,533	322,236	-	588,769
Industrials	298,767	1,693,377	-	1,992,144
Materials	885,168	1,564,999	-	2,450,167
Technology	197,564	3,829,133	-	4,026,697
Utilities	-	1,361,926	-	1,361,926
Total Common Stocks	8,395,612	18,123,772	-	26,519,384
Short-Term Investments	970,116	-	-	970,116
Total Investments	$9,365,728	$18,123,772	$-	$27,489,500

International Small Cap Value Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Communications	$521,235	$-	$-	$521,235
Consumer Discretionary	309,442	2,567,065	-	2,876,507
Consumer Staples	409,205	1,875,731	-	2,284,936
Energy	-	199,281	-	199,281
Financials	295,735	2,501,416	-	2,797,151
Health Care	-	1,338,594	-	1,338,594
Industrials	459,185	1,766,938	-	2,226,123
Materials	-	2,053,239	-	2,053,239
Technology	-	979,678	-	979,678
Total Common Stocks	1,994,802	13,281,942	-	15,276,744
Short-Term Investments	566,787	-	-	566,787
Total Investments	$2,561,589	$13,281,942	$-	$15,843,531

*	The Funds did not hold any Level 3 securities at period end.

Advisory Research Funds

NOTES TO FINANCIAL STATEMENTS - Continued

April 30, 2019 (Unaudited)

Strategic Income Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks[1]	$404,545	$-	$-	$404,545
Corporate Bonds[1]	-	5,148,491	-	5,148,491
Exchange-Traded Funds	334,911	-	-	334,911
Preferred Stocks[1]	2,311,122	-	-	2,311,122
U.S. Treasury Securities	-	2,489,405	-	2,489,405
Short-Term Investments	294,179	398,492	-	692,671

Total Investments	$3,344,757	$8,036,388	$-	$11,381,145

[1]	For a detailed break-out of common stocks, corporate bonds, and preferred stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.

Note 11 – New Accounting Pronouncement

In August 2018, the SEC adopted regulations that eliminated or amended disclosure requirements that were redundant or outdated in light of changes in SEC requirements, GAAP, International Financial Reporting Standards, or changes in technology or the business environment. These regulations were effective November 5, 2018, and the Funds are complying with them effective with these financial statements.

In August 2018, FASB issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of ASC Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration of entities when evaluating disclosure requirements. ASU 2018-13 is effective for all entities for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted, and the Funds have adopted ASU 2018-13 with these financial statements.

Note 12 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Advisory Research Funds

EXPENSE EXAMPLES

For the Six Months Ended April 30, 2019 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2018 to April 30, 2019.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Advisory Research All Cap Value Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/18	4/30/19	11/1/18-4/30/19
Actual Performance	$1,000.00	$1,102.30	$5.21
Hypothetical (5% annual return before expenses)	1,000.00	1,019.84	5.01

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research Funds

EXPENSE EXAMPLES - Continued

For the Six Months Ended April 30, 2019 (Unaudited)

Advisory Research Emerging Markets Opportunities Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/18	4/30/19	11/1/18-4/30/19
Actual Performance	$1,000.00	$1,057.60	$6.89
Hypothetical (5% annual return before expenses)	1,000.00	1,018.10	6.75

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research International Small Cap Value Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		11/1/18	4/30/19	11/1/18 – 4/30/19
Investor Class	Actual Performance	$1,000.00	$1,049.90	$6.15
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.79	6.06
Class I	Actual Performance	1,000.00	1,049.00	5.84
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.09	5.76

*	Expenses are equal to the Fund’s annualized expense ratios of 1.21% and 1.15% for Investor Class and Class I shares, respectively, multiplied by the average account values over the period, multiplied by 181/365 (to reflect the six months period). The expense ratios reflect an expense waiver. Assume all dividends and distributions were reinvested.

Advisory Research Strategic Income Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	11/1/18	4/30/19	11/1/18 – 4/30/19
Actual Performance	$1,000.00	$1,046.60	$4.56
Hypothetical (5% annual return before expenses)	1,000.00	1,020.34	4.50

*	Expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Advisory Research Funds

Each a series of Investment Managers Series Trust

Advisor
Advisory Research, Inc.
Two Prudential Plaza

180 North Stetson, Suite 5500

Chicago, Illinois 60601

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration, LLC
2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.
235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC
Three Canal Plaza, Suite 100

Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Advisory Research All Cap Value Fund	ADVGX	461 418 816
Advisory Research Emerging Markets Opportunities Fund	ADVMX	461 41P 552
Advisory Research International Small Cap Value Fund – Investor Class	ADVIX	461 418 741
Advisory Research International Small Cap Value Fund – Class I	ADVLX	461 41P 412
Advisory Research Strategic Income Fund	ADVNX	461 41P 503

Privacy Principles of the Advisory Research Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Advisory Research Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting

The Funds’ proxy voting policies and procedures, as well as information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (888) 665-1414 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The Funds will file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the Funds’ Form N-PORT on the SEC’s website at www.sec.gov.

Prior to their use of Form N-PORT, the Funds filed their complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 665-1414.

Advisory Research Funds

P.O. Box 2175
Milwaukee, WI 53201

Toll Free: (888) 665-1414

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. N/A.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/09/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	7/09/19

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	7/09/19